Financial instruments classification (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Total current financial assets	$ 8,867	$ 8,950
Total noncurrent financial assets	3,144	3,232
Total of financial assets	12,011	12,182
Total current financial liabilities	6,119	6,730
Total noncurrent financial liabilities	17,174	23,680
Total of financial liabilities	23,293	30,410
Amortized cost
Financial instruments
Total current financial liabilities	5,649	6,626
Total noncurrent financial liabilities	15,423	21,761
Total of financial liabilities	21,072	28,387
FVTPL
Financial instruments
Total current financial liabilities	470	104
Total noncurrent financial liabilities	1,751	1,919
Total of financial liabilities	2,221	2,023
Amortized cost
Financial instruments
Total current financial assets	8,904	8,674
Total noncurrent financial assets	1,765	2,779
Total of financial assets	10,669	11,453
At fair value through OCI
Financial instruments
Total noncurrent financial assets	987
Total of financial assets	987
FVTPL
Financial instruments
Total current financial assets	(37)	276
Total noncurrent financial assets	392	453
Total of financial assets	355	729
Cash and cash equivalents
Financial instruments
Total current financial assets	5,784	4,328
Cash and cash equivalents | Amortized cost
Financial instruments
Total current financial assets	5,784	4,328
Financial investments
Financial instruments
Total current financial assets	32	18
Financial investments | Amortized cost
Financial instruments
Total current financial assets		18
Financial investments | FVTPL
Financial instruments
Total current financial assets	32
Derivative financial instruments
Financial instruments
Total current financial assets	39	106
Derivative financial instruments | FVTPL
Financial instruments
Total current financial assets	39	106
Accounts receivable
Financial instruments
Total current financial assets	2,648	2,600
Accounts receivable | Amortized cost
Financial instruments
Total current financial assets	2,756	2,430
Accounts receivable | FVTPL
Financial instruments
Total current financial assets	(108)	170
Related parties
Financial instruments
Total current financial assets	364	1,898
Related parties | Amortized cost
Financial instruments
Total current financial assets	364	1,898
Derivative financial instruments
Financial instruments
Total noncurrent financial assets	392	453
Derivative financial instruments | FVTPL
Financial instruments
Total noncurrent financial assets	392	453
Investments in equity securities
Financial instruments
Total noncurrent financial assets	987
Investments in equity securities | At fair value through OCI
Financial instruments
Total noncurrent financial assets	987
Loans
Financial instruments
Total noncurrent financial assets	153	151
Loans | Amortized cost
Financial instruments
Total noncurrent financial assets	153	151
Related parties
Financial instruments
Total current financial assets		1,898
Total noncurrent financial assets	1,612	2,628
Related parties | Amortized cost
Financial instruments
Total noncurrent financial assets	1,612	2,628
Suppliers and contractors
Financial instruments
Total current financial liabilities	3,512	4,041
Suppliers and contractors | Amortized cost
Financial instruments
Total current financial liabilities	3,512	4,041
Derivative financial instruments
Financial instruments
Total current financial liabilities	470	104
Derivative financial instruments | FVTPL
Financial instruments
Total current financial liabilities	470	104
Loans and borrowings
Financial instruments
Total current financial liabilities	1,003	1,703
Loans and borrowings | Amortized cost
Financial instruments
Total current financial liabilities	1,003	1,703
Related parties
Financial instruments
Total current financial liabilities	1,134	882
Related parties | Amortized cost
Financial instruments
Total current financial liabilities	1,134	882
Derivative financial instruments
Financial instruments
Total noncurrent financial liabilities	344	686
Derivative financial instruments | FVTPL
Financial instruments
Total noncurrent financial liabilities	344	686
Loans and borrowings
Financial instruments
Total noncurrent financial liabilities	14,463	20,786
Loans and borrowings | Amortized cost
Financial instruments
Total noncurrent financial liabilities	14,463	20,786
Related parties
Financial instruments
Total noncurrent financial liabilities	960	975
Related parties | Amortized cost
Financial instruments
Total noncurrent financial liabilities	960	975
Participative stockholders' debentures
Financial instruments
Total noncurrent financial liabilities	1,407	1,233
Participative stockholders' debentures | FVTPL
Financial instruments
Total noncurrent financial liabilities	$ 1,407	$ 1,233